Segment Information - Schedule of Geographical Information (Details) - Operating segments [member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Asia
Revenue		$ 74,674,030	$ 64,694,991	$ 22,408,808
Non-current assets	[1]	18,754,015	25,505,779	17,256,635
Taiwan [Member]
Asia
Revenue		74,632,115	64,615,921	14,706,318
Non-current assets	[1]	14,889,959	15,821,531	16,716,816
Hong Kong [Member]
Asia
Revenue			63,615	7,687,126
Non-current assets	[1]		3,695,405	704
India [Member]
Asia
Revenue
Non-current assets	[1]	82,874
Others [Member]
Asia
Revenue				10,774
Non-current assets	[1]		47,964
Americas [Member]
Asia
Revenue				4,590
Non-current assets	[1]	358	895	1,431
Egypt [Member]
Asia
Revenue
Non-current assets	[1]	410,787
United Kingdom [Member]
Asia
Revenue		41,915
Non-current assets	[1]	198,681
Cayman Islands [Member]
Asia
Revenue
Non-current assets	[1]	2,856,051	65,578	537,684
Other regions [Member]
Asia
Revenue			15,455
Non-current assets	[1]	$ 315,304	$ 5,874,406

[1]	Non-current assets excludes deferred tax assets, guarantee deposits paid and intercompany balances.